Shareholders' capital - Reconciliation of Change in Balance (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jul. 04, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Shareholder's Capital [Line Items]
Balance, beginning of year		$ 4,243,794	$ 4,241,773	$ 4,181,160
Balance at January 1 (shares)		163,227,000	162,261,000	158,724,000
Vesting of equity based awards (shares)			2,578,000	2,385,000
Share-settled dividends on vested equity based awards (shares)			178,000	241,000
Repurchase of shares			$ 71,659	$ 0
Balance, end of year			$ 4,243,794	$ 4,241,773
Balance at December 31 (shares)			163,227,000	162,261,000
NCIB purchasable common shares	16,076,666
NCIB common shares acquired and cancelled		1,140,000	2,340,000
NCIB common shares acquired and cancelled, value		$ 22,400	$ 71,700
Equity based compensation [Member]
Disclosure Of Shareholder's Capital [Line Items]
Shares issued for equity based compensation (shares)			549,000	911,000
Issued capital [member]
Disclosure Of Shareholder's Capital [Line Items]
Vesting of equity based awards			$ 44,811	$ 49,922
Shares issued for equity based compensation			13,699	8,365
Share-settled dividends on vested equity based awards			4,377	2,326
Repurchase of shares			$ (60,866)	$ 0
Repurchase of shares (in shares)			(2,339,000)